As filed with the Securities and Exchange Commission on July 31, 2023

1933 Act Registration No. 033-70742

1940 Act Registration No. 811-08090

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 239

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 242

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1301 South Harrison Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

US Bank Tower

633 West 5th Street, Suite 4900

Los Angeles, CA 90071-2013

It is proposed that this filing will become effective:

[] immediately upon filing pursuant to paragraph (b)

[X] on August 15, 2023, pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on                                  pursuant to paragraph (a)(1)

[] 75 days after filing pursuant to paragraph (a)(2)

[ ] on                                  pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

EXPLANATORY NOTE

This Post-Effective Amendment No. 239/242 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment Nos. 232/235: (i) the Prospectus of the Lincoln U.S. Hedged Equity Fund (ii) the Part B; and (iii) the Part C. This Amendment is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 232/235 until August 15, 2023.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 239 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Fort Wayne, and State of Indiana, on this 31st day of July 2023.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By: /s/ William P. Flory, Jr.

William P. Flory, Jr. Chief Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.

Signature	Title

By: /s/ Jayson R. Bronchetti* Jayson R. Bronchetti	Chairman of the Board, Trustee and President (Principal Executive Officer)

By: /s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

/s/ Steve A. Cobb* Steve A. Cobb	Trustee

/s/ Ken C. Joseph* Ken C. Joseph	Trustee

/s/ Barbara L. Lamb* Barbara L. Lamb	Trustee

/s/ Gary D. Lemon* Gary D. Lemon	Trustee

/s/ Thomas A. Leonard* Thomas A. Leonard	Trustee

/s/ Charles I. Plosser* Charles I. Plosser	Trustee

/s/ Pamela L. Salaway* Pamela L. Salaway	Trustee

/s/ Manisha A. Thakor* Manisha A. Thakor	Trustee

/s/ Brian W. Wixted* Brian W. Wixted	Trustee

/s/ Nancy B. Wolcott* Nancy B. Wolcott	Trustee

By: /s/ William P. Flory, Jr.	Attorney-in-Fact
William P. Flory, Jr.

*Pursuant to a Power of Attorney filed on December 22, 2022.